NON-CURRENT ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non curren tAssets Held Fo rSale And Discontinued Operations Explanatory [Abstract]
Disclosure of assets and Liabilities or disposal groups classified as held for sale text block
The following table sets forth information on the main types of non-current assets and liabilities held for sale:

	12-31-2024	12-31-2023
Assets classified as held for sale	ThU.S.$	ThU.S.$
Cash and cash equivalents	-	9,852
Other non-financial assets	-	5,113
Trade and other receivables	-	2,879
Inventories	-	13,780
Biological assets	-	281,823
Tax assets	-	1,348
Intangible assets other tan goodwill	-	115
Property, plant and equiment	3,767	68,040
Right of use assets	-	17,308
Investments accounted using the equity method	-	29,102
Assets classified as held for sale (*)	3,767	429,360

(*) Of the ThU.S.$ 429,360 as of December 31, 2023, only ThU.S.$ 180 correspond to assets other than the sale operation that will be carried out by the Brazilian companies.

	12-31-2024	12-31-2023
Liabilities classified as held for sale	ThU.S.$	ThU.S.$
Other non-financial liabilities	-	1,040
Trade and other payables	-	7,834
Tax liabilities	-	3,430
Lease liabilities	-	18,795
Payables and other accounts payables	-	1
Other provisions	-	822
Deferred tax liabilities	-	67,406
Liabilities classified as held for sale	-	99,328